Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$714,723.40

Principal:
Principal Collections	$11,030,016.57
Prepayments in Full	$4,326,391.94
Liquidation Proceeds	$89,916.53
Recoveries	$73,791.14
Sub Total	$15,520,116.18
Collections	$16,234,839.58

Purchase Amounts:
Purchase Amounts Related to Principal	$331,861.23
Purchase Amounts Related to Interest	$1,817.77
Sub Total	$333,679.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,568,518.58

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,568,518.58
Servicing Fee	$194,431.12	$194,431.12	$0.00	$0.00	$16,374,087.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,374,087.46
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,374,087.46
Interest - Class A-3 Notes	$8,648.63	$8,648.63	$0.00	$0.00	$16,365,438.83
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$16,244,218.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,244,218.16
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$16,176,335.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,176,335.49
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$16,125,034.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,125,034.24
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$16,063,209.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,063,209.66
Regular Principal Payment	$15,244,560.88	$15,244,560.88	$0.00	$0.00	$818,648.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$818,648.78
Residual Released to Depositor	$0.00	$818,648.78	$0.00	$0.00	$0.00
Total		$16,568,518.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,244,560.88
Total					$15,244,560.88
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$11,531,504.88	$24.83	$8,648.63	$0.02	$11,540,153.51	$24.85
Class A-4 Notes	$3,713,056.00	$36.25	$121,220.67	$1.18	$3,834,276.67	$37.43
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$15,244,560.88	$9.47	$310,877.80	$0.19	$15,555,438.68	$9.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$11,531,504.88	0.0248256	$0.00	0.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$98,726,944.00	0.9637538
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$224,471,504.88	0.1394025	$209,226,944.00	0.1299353

Pool Information
Weighted Average APR	3.780%	3.788%
Weighted Average Remaining Term	24.79	24.04
Number of Receivables Outstanding	24,089	23,126
Pool Balance	$233,317,346.50	$217,338,790.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$224,471,504.88	$209,226,944.00
Pool Factor	0.1415609	0.1318662

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$8,111,846.32
Targeted Overcollateralization Amount	$8,111,846.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,111,846.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$200,369.91
(Recoveries)		125	$73,791.14
Net Loss for Current Collection Period			$126,578.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6510%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4524%
Second Prior Collection Period			0.5694%
Prior Collection Period			0.4520%
Current Collection Period			0.6741%
Four Month Average (Current and Prior Three Collection Periods)			0.5370%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,030	$11,457,821.81
(Cumulative Recoveries)			$2,028,027.95
Cumulative Net Loss for All Collection Periods			$9,429,793.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5721%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,900.14
Average Net Loss for Receivables that have experienced a Realized Loss			$1,563.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.53%	436	$5,508,746.77
61-90 Days Delinquent	0.36%	54	$779,911.66
91-120 Days Delinquent	0.09%	16	$200,816.84
Over 120 Days Delinquent	0.33%	46	$707,702.82
Total Delinquent Receivables	3.31%	552	$7,197,178.09

Repossession Inventory:
Repossessed in the Current Collection Period		17	$269,935.67
Total Repossessed Inventory		28	$482,159.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4230%
Prior Collection Period			0.4857%
Current Collection Period			0.5016%
Three Month Average			0.4701%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer